GOODWILL - Schedule of Goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GOODWILL (Details) - Schedule of Goodwill [Line Items]
At 1 January	£ 2,320	£ 2,324
Impairment charged to the income statement	0	(4)
At 31 December	2,320	2,320
Cost
GOODWILL (Details) - Schedule of Goodwill [Line Items]
At 1 January	2,664
At 31 December	2,664	2,664
Accumulated impairment losses
GOODWILL (Details) - Schedule of Goodwill [Line Items]
At 1 January	344
At 31 December	£ 344	£ 344